Investment property - Summary of movement of investment property (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Beginning of year balances	S/ 1,298,892	S/ 1,287,717	S/ 1,224,454
Additions	61,812	16,903	34,760
Sales	(39,176)
Valuation gain	60,260	7,111	19,146
Net transfers		(12,839)	9,357
Ending balance	S/ 1,381,788	S/ 1,298,892	S/ 1,287,717